Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 21, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 21, 2015
Document Effective Date	Dec. 27, 2015
Prospectus Date	Dec. 31, 2015
Nuance Concentrated Value Long-Short Fund | Investor Class Shares
Prospectus:
Trading Symbol	NCLIX
Nuance Concentrated Value Long-Short Fund | Institutional Class Shares
Prospectus:
Trading Symbol	NCLSX